Additions and Adjustments to Accrued Restructuring Liability Related to the Company's Restructuring Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 4,361
Additional Costs	615
Cash Payments	(4,478)
Adjustments	(126)
Ending Balance	372
Converged Messaging Services | Lease And Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	609
Cash Payments	(484)
Ending Balance	125
2011 Restructuring Plan | Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	2,833
Additional Costs	615
Cash Payments	(3,105)
Adjustments	(111)
Ending Balance	232
2010 Management Transition | Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	919
Cash Payments	(889)
Adjustments	(15)
Ending Balance	$ 15